Related Party Transactions - Summary of Loans to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Balance, beginning of year	$ 50,417	$ 57,821
Additions	1,049	1,845
Other reductions	(123)	(574)
Repayments	(13,276)	(8,675)
Balance, end of year	$ 38,066	$ 50,417